Deferred Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Reserves/(deficits)	$ 471,200,000	$ 280,200,000	$ (122,900,000)
Hong Kong
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Tax losses	(38,000)	(25,000)
China
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Tax losses	$ (109,400,000)	$ (63,600,000)
Deferred tax carry forward period	5 years	5 years
Income tax rate	10.00%
Withholding tax percentage	10.00%
China | Subsidiaries
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Reserves/(deficits)	$ 0	$ 0
Ireland
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Tax losses	$ (69,600,000)	$ (47,400,000)
Deferred tax carry back period	1 year	1 year
United States of America
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Tax losses	$ (202,700,000)	$ (33,100,000)
Income tax rate	5.00%
Withholding tax percentage	30.00%
United States of America | Subsidiaries
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Reserves/(deficits)	$ 0	$ 0